RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Other Affiliates [Member]
Related Party Transaction
Due to related parties	$ 13,064	$ 145,166
Shareholder, HUANG Jian Cong [Member]
Related Party Transaction
Due to related parties	177,658	0
HUANG Jian Cong [Member] | Shareholder [Member]
Related Party Transaction
Due to related parties		$ 71,740